--------------------------------------------------------------------------------
NORTH CAROLINA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                   212/830-5200

================================================================================




Dear Shareholder:



We are pleased to present the semi-annual report of North Carolina Daily Municipal Income Fund, Inc. for the period September 1, 1997 through February 28, 1998.

The Fund had net assets of $243,120,015 and 3,110 active shareholders as of February 28, 1998. Dividends earned on a share held throughout the period were $0.014 which, when adjusted for the compounding effect of the reinvestment of dividends, represents a 2.86% yield on an annual basis.

We thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,



\s\Steven W. Duff


Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
FEBRUARY 28, 1998
(UNAUDITED)

================================================================================

                                                                                                                   Ratings (a)
                                                                                                               -----------------
    Face                                                                   Maturity                 Value               Standard
   Amount                                                                    Date       Yield      (Note 1)     Moody's & Poor's
   ------                                                                    ----       -----       ------      -------  -------
Other Tax Exempt Investments (22.48%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 4,000,000  Beaufort County, NC Water District V Pantego Township, NC
              GO Water BAN (b)                                            08/26/98     3.71%     $ 4,000,265
   1,005,000  Charlotte, NC COPS
              (FY 1998 Equipment Acquisition Project) - Series A (b)      09/01/98     3.51        1,007,213
   6,100,000  City of Greensboro, NC GO Public Improvement BAN (b)        03/04/98     3.70        6,100,013
   1,175,000  City of Greensboro, NC GO Public Improvement BAN            04/01/99     3.52        1,187,279      MIG-1     SP-1+
   5,000,000  Commonwealth of Puerto Rico TRAN - Series A                 07/30/98     3.46        5,020,357      MIG-1     SP-1+
   5,000,000  Commonwealth of Puerto Rico TRAN - Series A (b)             07/30/98     3.72        5,015,094
   1,000,000  Durham County, NC
              Collateralized By U.S. Government Securities                06/01/98     3.68        1,007,543                AAA
   1,900,000  East Craven Water and Sewer District Water BAN (b)
              FHA Insured                                                 05/13/98     3.66        1,900,215
   1,500,000  Forsyth County, NC
              Collateralized By U.S. Government Securities                06/01/98     3.67        1,517,004      Aaa       AAA
   3,500,000  Gaston County, NC GO BAN (b)                                04/01/98     3.67        3,500,109
   2,250,000  Guilford County, NC GO Bonds (b)                            02/01/99     3.58        2,252,994
   2,831,000  Lee County, NC Water & Sewer District #1 Water BAN (b)
              FHA Insured                                                 05/20/98     3.62        2,831,172
   1,000,000  Mecklenberg County, NC Public Improvement - Series A (b)    02/01/99     3.59        1,005,354
   4,050,000  Mecklenberg County, NC Public Improvement - Series B (b)    02/01/99     3.59        4,071,706
   1,015,000  North Carolina Medical Care Commission Hospital RB
              (Duke University Hospital) - Series C                       06/01/98     3.67        1,015,601      Aa3       AA
   6,250,000  North Carolina State GO                                     08/01/98     3.70        6,250,000      Aaa       AAA
   5,770,000  Robeson County, NC BAN (b)                                  05/06/98     3.71        5,770,993
   1,200,000  Southeast Brunswick, NC Sanitary District GO Sanitary Sewer
              BAN(b)FHA Insured                                           06/03/98     3.69        1,200,117
 -----------                                                                                   -------------
  54,546,000  Total Other Tax Exempt Investments                                                  54,653,029
 -----------                                                                                   -------------
Other Variable Rate Demand Instruments (c) (54.06%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,000,000  Alamance County, NC Industrial Facilities & PCFA
              (Industrial Science Manufacturing Inc.)
              LOC PNC Bank, N.A.                                          04/01/15     3.70%     $ 2,000,000      P1
   3,000,000  Beaufort, NC PCRB (Texas Gulf Inc.) - Series 1985 (b)
              LOC Societe Generale                                        12/01/00     3.20        3,000,000
   2,000,000  Burke County, NC PCFA (Jobs Project)
              LOC Wachovia Bank & Trust Co., N.A.                         06/01/02     3.50        2,000,000                A1+
--------------------------------------------------------------------------------
                       See Notes to Financial Statements.


--------------------------------------------------------------------------------




================================================================================


                                                                                                                    Ratings (a)
                                                                                                                -----------------
    Face                                                                   Maturity                   Value              Standard
   Amount                                                                    Date      Yield         (Note 1)   Moody's  & Poor's
   ------                                                                    ----      -----          ------    -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 9,800,000  Charlotte, NC Airport RB - Series A
              MBIA Insured                                                07/01/17     3.50%     $ 9,800,000      VMIG-1    A1
   6,000,000  Charlotte-Mecklenburg Hospital Authority Health Care
              RB-Series D                                                 01/15/26     3.35        6,000,000      VMIG-1    A1+
   1,000,000  City of Charlotte, NC Airport Refunding Bonds - Series 1993A
              MBIA Insured                                                07/01/16     3.35        1,000,000      VMIG-1    A1+
     880,000  Durham County, NC Public Improvement GO Bonds
              LOC Sumitomo Bank, Ltd.                                     05/01/07     3.30          880,000      VMIG-1    A2
     900,000  Durham, NC Water & Sewer Utility System
              LOC Wachovia Bank & Trust Co., N.A.                         12/01/15     3.40          900,000      VMIG-1    A1+
     100,000  Gaston County, NC PCFA (Keystone Carbon Company) (b)
              LOC Mellon Bank, N.A.                                       09/01/00     3.55          100,000
   5,000,000  Granville County, NC Industrial Facilities PCFA
              (Mayville Metal Product Project) (b)
              LOC Toronto-Dominion Bank                                   05/23/20     3.55        5,000,000
   1,500,000  Guilford County, NC (Bonset America)
              LOC Dai-Ichi Kangyo Bank, Ltd. & Industrial Bank of Japan   05/01/09     4.10        1,500,000      P1
   2,800,000  Harnett County, NC Industrial Facilities PCFA IDRB
              (Edwards Brothers Inc. Project) (b)
              LOC Wachovia Bank & Trust Co., N.A.                         01/01/07     3.55        2,800,000
     800,000  Iredell County, NC (Jet Corr Inc.) (b)
              LOC National Bank of Detroit                                09/01/99     3.55          800,000
   1,100,000  Iredell County, NC Industrial Facilities PCFA RB
              (Purina Mills Inc.)
              LOC Bank of Nova Scotia                                     06/01/20     3.45        1,100,000                A1+
   1,000,000  Johnson County, NC Industrial Facilities & Pollution Control
              IDRB (b)  LOC PNC Bank, N.A.                                02/01/01     3.60        1,000,000
   3,800,000  Lenoir County, NC Industrial Facilities
              (West Co. of Nebraska Inc.) - Series 1985 (b)
              LOC Dresdner Bank A.G.                                      10/01/05     3.50        3,800,000
   1,100,000  Lincoln County, NC Industrial Facilities PCFA RB (General Marble)
              LOC National Bank of Canada                                 09/01/00     3.55        1,100,000      P1        A1
   1,000,000  Mecklenberg County, NC Industrial Facilities & PCFA
              (EDG Comb Metals) (b)
              LOC BNP US Finance Corp                                     12/01/09     3.10        1,000,000
   1,500,000  Mecklenburg County, NC (Otto Industry) (b)
              LOC Bank of Austria                                         10/01/08     3.55        1,500,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1998
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                -----------------
    Face                                                                   Maturity                   Value              Standard
   Amount                                                                    Date      Yield         (Note 1)   Moody's  & Poor's
   ------                                                                    ----      -----          ------    -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,900,000  Mecklenburg County, NC IDRB (Virkler Company) (b)
              LOC First Union National Bank                               12/01/04     3.60%     $ 1,900,000
   1,500,000  Mecklenburg County, NC Industrial Facilities & PCFA
              (Griffith Micro Science Project)
              LOC ABN AMRO Bank N.V.                                      11/01/07     3.45        1,500,000                A1+
   2,000,000  Moore County, NC (Perdue Farm Project)
              LOC Rabobank Nederland                                      06/01/10     3.35        2,000,000      P1        A1+
   2,700,000  North Carolina Educational Facilities
              (Davidson College Project) (b)                              12/01/04     3.55        2,700,000
   5,000,000  North Carolina Educational Facilities Agency RB (Elon College)
              LOC Nations Bank                                            01/01/19     3.40        5,000,000      VMIG-1    A1+
   1,000,000  North Carolina Educational Facilities Finance Agency RB
              (Gardner Webb University)
              LOC First Union National Bank                               07/17/17     3.35        1,000,000                A1
   3,300,000  North Carolina Educational Facilities Finance Authority
              (Duke University) - Series 1991B                            12/01/21     3.05        3,300,000      VMIG-1    A1+
   1,900,000  North Carolina Medical Care Commission - Series 1991B
              LOC First Union National Bank                               10/01/13     3.65        1,900,000      VMIG-1
     200,000  North Carolina Medical Care Commission HRB
              (Carol Woods Project)
              LOC Bank of Scotland                                        04/01/21     3.65          200,000      VMIG-1
   2,150,000  North Carolina Medical Care Commission HRB
              (Duke University Project) - Series A                        06/01/23     3.05        2,150,000      VMIG-1    A1+
   7,200,000  North Carolina Medical Care Commission HRB
              (Park Ridge Hospital Project)
              LOC Suntrust                                                08/15/18     3.50        7,200,000                A1
  11,900,000  North Carolina Medical Care Commission HRB
              (Pooled Equipment Financing Project)
              MBIA Insured                                                12/01/25     3.65       11,900,000      VMIG-1    A1+
   2,000,000  North Carolina Medical Care Commission Health Care
              Facilities RB  (Pungo District Hospital) (b)
              LOC Centura Bank & Norwest Bank                             12/01/18     3.50        2,000,000
   8,000,000  North Carolina Medical Care Commission
              Retirement Community RB - Series B
              LOC LaSalle National Bank                                   11/15/09     3.40        8,000,000                A1+
     800,000  Piedmont Triad, NC Airport Authority
              (The Cessna Aircraft Company)
              LOC Nations Bank                                            10/01/12     3.55          800,000      P1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.


--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                -----------------
    Face                                                                   Maturity                   Value              Standard
   Amount                                                                    Date      Yield         (Note 1)   Moody's  & Poor's
   ------                                                                    ----      -----          ------    -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 3,700,000  Raleigh-Durham, NC Airport Authority Special Facilities
              Refunding RB (American Airlines Inc.) - 95A
              LOC Royal Bank of Canada                                    11/01/15     3.65%     $ 3,700,000                A1+
   1,150,000  Raleigh-Durham, NC Airport Authority Special Facilities
              Refunding RB
              (American Airlines Inc.) - 95A
              LOC Royal Bank of Canada                                    11/01/05     3.65        1,150,000                A1+
   1,100,000  Raleigh-Durham, NC Airport Authority Special Facilities
              Refunding RB   (American Airlines Inc.) - 95B
              LOC Royal Bank of Canada                                    11/01/05     3.65        1,100,000                A1+
     600,000  Randolph County, NC Industrial Facilities & PCFA (b)
              LOC PNC Bank, N.A.                                          09/01/05     3.60          600,000
   1,000,000  Samson County, NC Industrial Facilities & PCFA
              (DuBose Strapping) (b)
              LOC First Union National Bank                               07/01/07     3.45        1,000,000
     500,000  Samson County, NC PCFA (Dubose Strapping) (b)
              LOC First Union National Bank                               02/01/99     3.60          500,000
   6,400,000  University of North Carolina, Chapel Hill School of Medicine
              Ambulatory Care Clinic                                      07/01/12     3.50        6,400,000                A1+
  10,600,000  Wake County, NC Industrial Facilities PCFA
              (Carolina Power and Light) - Series A
              LOC Credit Suisse First Boston                              05/01/15     3.40       10,600,000      P1        A1+
   6,525,000  Warren County, NC Industrial Facilities
              (Glen Raven Mills Project) (b)
              LOC Wachovia Bank & Trust Co., N.A.                         05/01/08     3.55        6,525,000
   2,515,000  Winston-Salem, NC COPS - Series 1988                        07/01/09     3.60        2,515,000      VMIG-1    A1+
     500,000  Winston-Salem, NC GO Bond                                   06/01/07     3.45          500,000      VMIG-1    A1+
------------                                                                                     -----------
 131,420,000  Total Other Variable Rate Demand Instruments                                       131,420,000
------------                                                                                     -----------
Put Bonds (d) (2.86%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,060,000  North Carolina Industrial Facilities PCFA (GVK America Inc.)
              (b)   LOC Union Bank of Switzerland                         12/01/98     4.00%     $ 2,060,000
     700,000  North Carolina Industrial Facilities PCFA RB
              (Greer Labs Incorporated Project)
              LOC First Union National Bank                               12/01/98     4.00          700,000                A1+
   2,700,000  Puerto Rico Industrial Medical & Environmental PCFA RB
              (Merck & Co. Inc. Proj.) - Series 83A                       12/01/98     3.80        2,700,000      Aaa       AAA




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1998
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                -----------------
    Face                                                                   Maturity                   Value              Standard
   Amount                                                                    Date      Yield         (Note 1)   Moody's  & Poor's
   ------                                                                    ----      -----          ------    -------   -------
Put Bonds (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,500,000  Puerto Rico Industrial Medical & Environmental PCFA RB
              (Reynolds Metals Corporation)
              LOC ABN AMRO Bank N.V.                                      09/01/98     3.80%     $  1,500,000     VMIG-1    A1+
------------                                                                                    -------------
   6,960,000  Total Put Bonds                                                                       6,960,000
------------                                                                                    -------------
Revenue Bonds (1.64%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 3,000,000  Puerto Rico Industrial Medical & Environmental PCFA RB
              (Abbott Laboratories) - Series 83A                          03/01/98     3.75%     $ 3,000,000      Aa1       AAA
   1,000,000  Puerto Rico Industrial Medical & Environmental PCFA RB
              (Abbott Laboratories) - Series 83A                          03/01/99     3.55        1,000,000      Aa1       AAA
------------                                                                                    ------------
   4,000,000  Total Revenue Bonds                                                                  4,000,000
------------                                                                                    ------------
Tax Exempt Commercial Paper (17.67%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,275,000  City of Winston, NC
              (Summit Square Garden Apartment Project) - Series 1989
              FHA Insured                                                 03/11/98     3.75%     $ 1,275,000                A1+
   2,400,000  North Carolina Eastern Municipal Power - Series 1988B
              LOC Morgan Guaranty & Union Bank of Switzerland             05/20/98     3.45        2,400,000                A1+
   5,000,000  North Carolina Eastern Municipal Power - Series B
              LOC Morgan Guaranty & Union Bank of Switzerland             05/13/98     3.40        5,000,000                A1+
   1,500,000  North Carolina Eastern Municipal Power Agency
              LOC Canadian Imperial Bank of Commerce                      08/12/98     3.50        1,500,000      P1        A1+
   1,400,000  North Carolina Eastern Municipal Power Agency
              LOC Canadian Imperial Bank of Commerce                      05/13/98     3.30        1,400,000      P1        A1+
   2,075,000  North Carolina Eastern Municipal Power Agency - Series 1988B
              LOC Morgan Guaranty & Union Bank of Switzerland             05/19/98     3.50        2,075,000                A1+
   1,500,000  North Carolina Eastern Municipal Power Agency - Series 1988B
              LOC Canadian Imperial Bank of Commerce                      03/10/98     3.75        1,500,000      P1        A1+
   2,000,000  North Carolina Municipal Electric (Catawba)
              LOC Morgan Guaranty & Union Bank of Switzerland             05/13/98     3.60        2,000,000      P1        A1+
   3,300,000  North Carolina Municipal Electric (Catawba)
              LOC Morgan Guaranty & Union Bank of Switzerland             05/07/98     3.50        3,300,000      P1        A1+
   1,000,000  North Carolina Municipal Electric (Catawba)
              LOC Morgan Guaranty & Union Bank of Switzerland             05/07/98     3.35        1,000,000      P1        A1+
   3,000,000  North Carolina Municipal Power Agency #1 (Catawba Project)
              LOC Morgan Guaranty & Union Bank of Switzerland             05/08/98     3.30        3,000,000      P1        A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                    Ratings (a)
                                                                                                                ----------------
    Face                                                                   Maturity                   Value              Standard
   Amount                                                                    Date      Yield         (Note 1)   Moody's  & Poor's
   ------                                                                    ----      -----          ------    -------   -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,500,000  North Carolina Municipal Power Agency #1 (Catawba Project)
              LOC Morgan Guaranty & Union Bank of Switzerland             05/13/98     3.30%     $ 1,500,000      P1        A1+
   2,000,000  North Carolina Municipal Power Agency #1 (Catawba Project)
              LOC Morgan Guaranty & Union Bank of Switzerland             06/17/98     3.45        2,000,000      P1        A1+
  15,000,000  Puerto Rico Government Development Bank                     03/05/98     2.80       15,000,000                A1+
------------                                                                                    ------------
  42,950,000  Total Tax Exempt Commercial Paper                                                   42,950,000
------------                                                                                    ------------
Variable Rate Demand Instruments - Participations (c) (1.81%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 3,500,000 North Carolina State University (Housing Facilities) (b)     07/01/99     4.03%     $  3,500,000
     900,000 North Carolina State University
             (Student Health Facilities) Tax Exempt Lines of Credit (b)   07/01/99     4.03          9 00,000
------------                                                                                      -----------
   4,400,000 Total Variable Rate Demand Instruments - Participations                                4,400,000
------------                                                                                      -----------
             Total Investments (100.52%) (Cost $ 244,383,029+)                                     244,383,029
             Liabilities in Excess of Cash and Other Investments (-0.52%)                          (1,263,014)
                                                                                                 ------------
             Net Assets (100%), 243,121,323 Shares Outstanding (Note 3)                          $243,120,015
                                                                                                 ============
             Net Asset Value, offering and redemption price per share                            $       1.00
                                                                                                 ============

             +  Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.

KEY:
      BAN    =  Bond Anticipation Note                      LOC    =  Letters of Credit
      COPS   =  Certificate of Participations               MBIA   =  Municipal Bond Insurance Association
      FHA    =  Federal Housing Administration              PCFA   =  Pollution Control Finance Authority
      GO     =  General Obligation                          PCRB   =  Pollution Control Revenue Bond
      HRB    =  Hospital Revenue Bond                       RB     =  Revenue Bond
      IDRB   =  Industrial Development Revenue Bond         TRAN   =  Tax and Revenue Anticipation Note




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1998
(UNAUDITED)
================================================================================



INVESTMENT INCOME
 Income:
    Interest.................................................................... $       4,036,570
                                                                                 -----------------
Expenses: (Note 2)
    Investment management fee...................................................           441,013
    Shareholder servicing fee ..................................................           275,633
    Administration fee..........................................................           231,532
    Custodian expenses..........................................................            12,907
    Shareholder servicing and related shareholder expenses......................            61,306
    Legal, compliance and filing fees...........................................            23,030
    Audit and accounting........................................................            24,167
    Directors' fees.............................................................             3,071
    Other.......................................................................             6,828
                                                                                 -----------------
       Total expenses...........................................................         1,079,487
       Less: Fees waived (Note 2)............................................... (         143,329)
                                                                                 -----------------
       Net expenses.............................................................           936,158
                                                                                 -----------------
Net investment income...........................................................         3,100,412
                                                                                 -----------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................             -0-
                                                                                 -----------------
Increase in net assets from operations.......................................... $       3,100,412
                                                                                 =================






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================




                                                                          Six Months
                                                                             Ended                       Year
                                                                       February 28, 1998                 Ended
                                                                          (Unaudited)               August 31, 1997
                                                                           ---------                ---------------

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income..........................................     $    3,100,412               $    5,382,801
    Net realized gain (loss) on investments........................            -0-                               16
                                                                        --------------               --------------

 Increase in net assets from operations............................          3,100,412                    5,382,817


 Dividends to shareholders from net investment income:

    Class A........................................................     (    3,100,412)*             (    5,382,801)*
 Capital share transactions (Note 3):
    Class A........................................................         45,766,972                   24,967,548
                                                                        --------------               --------------
      Total increase...............................................         45,766,972                   24,967,564

 Net assets:
    Beginning of period............................................        197,353,043                  172,385,479
                                                                        --------------               --------------
    End of period..................................................     $  243,120,015               $  197,353,043
                                                                        ==============               ==============
*Designated as exempt-interest dividends for federal income tax purposes.









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

  NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
  NOTES TO FINANCIAL STATEMENTS
  (UNAUDITED)
--------------------------------------------------------------------------------


1. Summary of Accounting Policies.

North Carolina Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced December 12, 1994. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:


     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no
     provision   for  federal   income  tax  is  required.

     c)  Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets.


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

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================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended February 28, 1998, the Manager voluntarily waived administration fees of $143,329.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $55,571 paid to Reich & Tang Services, L.P., an affiliate of the Manager, as servicing agent to the Fund.

3. Capital Stock.

At February 28, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $243,121,323. Transactions in capital stock, all at $1.00 per share, were as follows:

 Class A                                                Six Months                          Year
 -------                                                  Ended                            Ended
                                                    February 28, 1998                 August 31, 1997
                                                    -----------------                 ---------------
 Sold...........................................         335,025,240                      514,655,437
 Issued on reinvestment of dividends............           1,696,305                        2,802,982
 Redeemed.......................................    (    290,954,573)                 (   492,490,871)
                                                    ----------------                 ----------------
 Net increase...................................          45,766,972                       24,967,548
                                                    ================                 ================

There were no Class B shares issued during the six months ended February 28, 1998 and no shares were outstanding as of February 28, 1998.

4. Sales of Securities.

Accumulated undistributed realized losses at February 28, 1998 amounted to $1,308. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire August 31, 2001.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of North Carolina and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 48% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


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

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANICAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
6. Financial Highlights.


                                                 Six
                                                Months                           Year Ended August 31,
                                                 Ended       ------------------------------------------------------------
Class A                                       February 28,
-------                                           1998         1997         1996         1995         1994         1993
                                                --------     --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)

Net asset value, beginning of period            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                --------     --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income............              0.014        0.028        0.029        0.030        0.018        0.019
Less distributions:
   Dividends from net investment
      income........................            ( 0.014)     ( 0.028)     ( 0.029)     ( 0.030)     ( 0.018)     ( 0.019)
                                                --------     --------     --------     --------     --------     --------
Net asset value, end of period......            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                ========     ========     ========     ========     ========     ========
Total Return........................              2.86%*       2.82%        2.87%        3.04%        1.86%        1.94%
Ratios/Supplemental Data
Net assets, end of period (000).....            $243,120     $197,353     $172,385     $164,256     $122,820     $ 93,294
Ratios to average net assets:
   Expenses.........................              0.85%*       0.80%        0.80%        0.78%        0.75%        0.71%
   Net investment income............              2.81%*       2.78%        2.82%        3.01%        1.85%        1.91%
   Management, shareholder servicing
   and Administration fees waived                 0.13%*       0.18%        0.20%        0.24%        0.29%        0.35%


*    Annualized



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


--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights. (Continued)

                                                             December 12, 1994
Class B                                               (Commencement of Operations) to
-------                                                      August 31, 1995
                                                             ---------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period......................     $    1.00
                                                                ---------
 Income from investment operations:
   Net investment income..................................           0.024
 Less distributions:
   Dividends from net investment income...................           0.024
                                                                ----------
 Net asset value, end of period............................     $    1.00
                                                                ==========
 Total Return..............................................          3.48%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...........................         -0-
 Ratios to average net assets:
   Expenses...............................................           0.51%*
   Net investment income..................................           3.40%*
   Management, shareholder servicing
     and Administration fees waived ......................           0.20%*


*    Annualized



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--------------------------------------------------------------------------------

-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------

North Carolina Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent & Dividend
     Disbursing Agent
     Reich & Tang Services, L.P.
     600 Fifth Avenue
     New York, New York 10020

--------------------------------------------------------------------------------

NORTH CAROLINA
DAILY
MUNICIPAL
INCOME
FUND, INC.





                                            Semi-Annual Report
                                             February 28, 1998
                                                   (Unaudited)

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